Interest-Bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Interest-bearing loans and borrowings [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

	31/12/2017	31/12/2018
	US$’000	US$’000
Current
Secured term loan	987	979
Unsecured term loan	102	10,765
Venture debt term loan	1,544	–
Trust receipts	20,467	22,965
Loans from a shareholder of a subsidiary	22	–
Loans from external party	–	59
Promissory note	–	29
Obligation under finance lease	49	53
Other borrowings	6,637	7,297
	29,808	42,147

	31/12/2017	31/12/2018
	US$’000	US$’000

Non-current
Secured term loan	18,189	17,212
Unsecured term loan	10,488	–
Obligation under finance lease	58	4
	28,735	17,216

	58,543	59,363

Schedule of terms and debt repayment

			2018		2017
	Currency	Tenure	Face value	Carrying amount	Face value	Carrying amount

Secured term loan	SGD	2019 to 2036	18,191	18,191	19,176	19,176
Unsecured term loan	SGD	May 2019	10,765	10,765	11,041	10,590
Venture debt term loan	SGD	2018	–	–	1,544	1,544
Trust receipts	SGD	January to June 2019	22,965	22,965	20,467	20,467
Other borrowings	SGD	January to May 2019	7,297	7,297	6,637	6,637
Others	Various		145	145	129	129
			59,363	59,363	58,994	58,543